UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			August 8, 2003

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		800,125


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      19245      478,022     SH     SOLE           478,022
Agnico-Eagle Mines                   COMM          008474108      49410    4,259,500     SH     SOLE         4,259,500
AutoImmune Inc.                      COMM          052776101       1668    1,042,800     SH     SOLE         1,042,800
AMN Healthcare Services, Inc.        COMM          001744101      36839    2,900,700     SH     SOLE         2,900,700
Ascential Software Corporation       COMM          04362P207      24548    1,494,122     SH     SOLE         1,494,122
Activision, Inc.                     COMM          004930aa1      19384    1,506,168     SH     SOLE         1,506,168
Berkshire Hathaway Inc. Class B      COMM          084670207      65610       27,000     SH     SOLE            27,000
Cimarex Energy Co.                   COMM          171798101      39606    1,667,600     SH     SOLE         1,667,600
Cross Country Healthcare, Inc.       COMM          227483104      16113    1,224,426     SH     SOLE         1,224,426
EMC Corporation                      COMM          268648102      36645    3,500,000     SH     SOLE         3,500,000
F5 Networks, Inc.                    COMM          315616102      20775    1,250,000     SH     SOLE         1,250,000
Fairmont Hotels & Resorts            COMM          305204109      21116      902,400     SH     SOLE           902,400
Hanover Compressor                   COMM          410768105      21983    1,945,400     SH     SOLE         1,945,400
Martek Biosciences Corporation       COMM          572901106     115739    2,695,995     SH     SOLE         2,695,995
Neose Technologies                   COMM          640522108      31774    3,177,413     SH     SOLE         3,177,413
Occidental Petroleum Corp.           COMM          674599105      45293    1,350,000     SH     SOLE         1,350,000
Persistence Software, Inc.           COMM          715329108        542      146,530     SH     SOLE           146,530
PYR Energy Corporation               COMM          693677106       1381    3,634,000     SH     SOLE         3,634,000
San Juan Basin Royalty Tr            COMM          798241105       5083      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      44150    1,319,100     SH     SOLE         1,319,100
Schwab (Charles) Corp.               COMM          808513105      53081    5,260,800     SH     SOLE         5,260,800
Symbol Technologies                  COMM          871508107      13178    1,012,900     SH     SOLE         1,012,900
Timberland Co-CI A                   COMM          887100105      39983      756,400     SH     SOLE           756,400
XM Satellite Radio Holdings-Class A  COMM          983759101      65317    5,943,282     SH     SOLE         5,943,282
Zymogenetics Inc.                    COMM          98985T109      11660    1,000,000     SH     SOLE         1,000,000



08/8/03-EDGAR FILING Form 13F